Investment Portfolioas of January 31, 2023 (Unaudited)
DWS Global Macro Fund
	Shares	Value ($)

Common Stocks 46.8%
Canada 0.1%
Nutrien Ltd. (Cost $272,618)	3,373	279,251
France 7.9%
Alstom SA	49,580	1,472,896
AXA SA	146,183	4,560,366
BNP Paribas SA	46,009	3,153,708
Bureau Veritas SA	19,969	570,068
Danone SA	10,093	553,162
EssilorLuxottica SA	4,022	737,262
Euroapi SA*	828	13,334
LVMH Moet Hennessy Louis Vuitton SE	270	235,681
Orange SA	148,645	1,571,557
Sanofi	25,060	2,445,878
Veolia Environnement SA	24,674	732,483
(Cost $14,394,470)		16,046,395
Germany 11.1%
Allianz SE (Registered)	5,735	1,371,110
Bayer AG (Registered)	57,313	3,562,660
Deutsche Telekom AG (Registered)	132,345	2,947,349
E.ON SE	417,666	4,556,337
Evonik Industries AG	59,458	1,318,993
Infineon Technologies AG	50,902	1,830,906
ING Groep NV	170,197	2,462,364
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	5,054	1,826,549
ProSiebenSat.1 Media SE	8,353	85,877
Vonovia SE	93,297	2,631,695
(Cost $19,589,246)		22,593,840
Ireland 1.2%
Medtronic PLC (a) (Cost $2,830,061)	28,313	2,369,515
Italy 0.5%
Enel SpA (Cost $1,463,789)	176,958	1,040,124
Japan 3.4%
Daikin Industries Ltd.	6,700	1,167,985
FANUC Corp.	5,000	886,352
Keyence Corp.	2,400	1,103,455
Secom Co., Ltd.	7,500	445,177
Takeda Pharmaceutical Co., Ltd.	70,800	2,232,446
Yaskawa Electric Corp.	29,200	1,140,121
(Cost $7,334,209)		6,975,536
Korea 0.9%
Samsung Electronics Co., Ltd. (Cost $1,611,729)	34,806	1,734,989

Netherlands 2.1%
ASML Holding NV	2,826	1,855,901
Koninklijke Ahold Delhaize NV	53,087	1,582,795
Koninklijke Philips NV	47,220	807,123
(Cost $3,865,773)		4,245,819
Switzerland 2.5%
Nestle SA (Registered)	2,682	326,716
Novartis AG (Registered)	17,696	1,597,005
Roche Holding AG (Genusschein)	6,725	2,096,850
Siemens Energy AG* (b)	53,228	1,111,591
(Cost $4,506,987)		5,132,162
Taiwan 0.2%
Taiwan Semiconductor Manufacturing Co., Ltd. (Cost $142,734)	21,000	368,759
United Kingdom 1.7%
Linde PLC (a)	4,247	1,405,502
Smith & Nephew PLC	41,767	575,967
Vodafone Group PLC	1,278,241	1,472,279
(Cost $4,034,264)		3,453,748
United States 15.2%
Activision Blizzard, Inc.	24,364	1,865,551
Alphabet, Inc. "A"*	34,982	3,457,621
Amgen, Inc.	4,601	1,161,292
AT&T, Inc.	113,253	2,306,964
Intel Corp.	31,852	900,137
Johnson & Johnson	12,033	1,966,433
JPMorgan Chase & Co.	20,932	2,929,643
Microsoft Corp.	17,007	4,214,505
NextEra Energy, Inc.	6,731	502,335
PayPal Holdings, Inc.*	35,392	2,884,094
Pfizer, Inc.	53,638	2,368,654
Pinterest, Inc. "A"*	40,219	1,057,357
Quanta Services, Inc.	3,373	513,337
TE Connectivity Ltd.	8,492	1,079,758
Texas Instruments, Inc.	5,878	1,041,640
Union Pacific Corp.	2,147	438,396
Warner Bros Discovery, Inc.*	150,058	2,223,852
(Cost $28,406,465)		30,911,569
Total Common Stocks (Cost $88,452,345)		95,151,707

		Principal Amount ($) (c)	Value ($)

Bonds 29.5%
Australia 1.9%
Australia Government Bond, Series A, REG S, 0.25%, 11/21/2024 (Cost $4,091,592)	AUD	5,645,000	3,782,133
Germany 3.3%
KFW Government Guarantee, REG S, 0.125%, 5/16/2023		3,485,000	3,438,829
Kreditanstalt fuer Wiederaufbau, 0.25%, 10/19/2023		3,485,000	3,373,898
(Cost $6,957,164)			6,812,727

Netherlands 0.7%
Teva Pharmaceutical Finance Netherlands II BV, 4.5%, 3/1/2025	EUR	800,000	851,456
Teva Pharmaceutical Finance Netherlands III BV, 6.0%, 4/15/2024		600,000	598,149
(Cost $1,353,081)			1,449,605
Norway 0.7%
Norway Government Bond, Series 475, REG S, 144A, 2.0%, 5/24/2023 (Cost $1,492,078)	NOK	13,708,000	1,368,949
Turkey 0.1%
Republic of Turkey:
3.25%, 6/14/2025	EUR	200,000	204,722
7.375%, 2/5/2025		80,000	79,593
(Cost $294,594)			284,315
United States 22.8%
AbbVie, Inc., 2.95%, 11/21/2026		3,000,000	2,838,990
Anheuser-Busch InBev Worldwide, Inc., 4.0%, 4/13/2028		170,000	167,001
Coty, Inc.:
REG S, 4.75%, 4/15/2026	EUR	1,151,000	1,198,129
144A, 6.5%, 4/15/2026 (b)		1,136,000	1,119,869
DISH DBS Corp., 7.75%, 7/1/2026		40,000	32,486
Howmet Aerospace, Inc., 5.125%, 10/1/2024		1,540,000	1,532,300
Netflix, Inc.:
4.625%, 5/15/2029	EUR	185,000	204,385
6.375%, 5/15/2029		100,000	107,152
U.S. Treasury Notes:
0.125%, 5/15/2023		5,000,000	4,935,547
0.125%, 8/31/2023 (d)		5,000,000	4,868,945
0.375%, 7/15/2024		6,500,000	6,125,488
0.875%, 9/30/2026		5,000,000	4,509,961
2.375%, 5/15/2029 (e)		4,000,000	3,728,125
2.5%, 4/30/2024		10,267,200	10,001,296
2.75%, 4/30/2023		4,000,000	3,980,462
VeriSign, Inc., 5.25%, 4/1/2025		300,000	300,858
Verizon Communications, Inc., 2.625%, 8/15/2026		800,000	751,208
(Cost $47,963,208)			46,402,202
Total Bonds (Cost $62,151,717)			60,099,931

	Shares	Value ($)

Exchange-Traded Funds 9.2%
iShares Biotechnology ETF	7,467	1,019,619
iShares Core EUR Corp. Bond UCITS ETF	23,877	3,004,874
iShares EUR Corp. Bond ex-Financials UCITS ETF	3,009	340,479
iShares EUR Corp. Bond Large Cap UCITS ETF	5,684	742,701
iShares EUR High Yield Corp. Bond UCITS ETF	15,760	1,572,621
iShares MSCI Japan ETF	36,948	2,167,739
SPDR Gold MiniShares Trust *	260,000	9,952,800
Total Exchange-Traded Funds (Cost $17,876,895)		18,800,833

Securities Lending Collateral 0.9%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.12% (f) (g) (Cost $1,744,200)	1,744,200	1,744,200

Cash Equivalents 10.2%
DWS Central Cash Management Government Fund, 4.26% (f) (Cost $20,787,237)	20,787,237	20,787,237

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $191,012,394)	96.6	196,583,908
Other Assets and Liabilities, Net	3.4	6,827,222
Net Assets	100.0	203,411,130
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended January 31, 2023 are as follows:
Value ($) at 10/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 1/31/2023	Value ($) at 1/31/2023
Securities Lending Collateral 0.9%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.12% (f) (g)
2,515,670	—	771,470 (h)	—	—	13,043	—	1,744,200	1,744,200
Cash Equivalents 10.2%
DWS Central Cash Management Government Fund, 4.26% (f)
36,717,792	8,188,734	24,119,289	—	—	268,819	—	20,787,237	20,787,237
39,233,462	8,188,734	24,890,759	—	—	281,862	—	22,531,437	22,531,437

*	Non-income producing security.
(a)	Listed on the New York Stock Exchange.
(b)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at January 31, 2023 amounted to $1,681,754, which is 0.8% of net assets.

(c)	Principal amount stated in U.S. dollars unless otherwise noted.
(d)	At January 31, 2023, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(e)	At January 31, 2023, this security has been pledged, in whole or in part, as collateral for open forward foreign currency exchange contracts.
(f)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(h)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended January 31, 2023.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

MSCI: Morgan Stanley Capital International
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

S&P: Standard & Poor's
SPDR: Standard & Poor's Depositary Receipt

At January 31, 2023, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
2 Year U.S. Treasury Note	USD	3/31/2023	13	2,662,188	2,673,430	11,242
5 Year U.S. Treasury Note	USD	3/31/2023	46	5,020,094	5,025,141	5,047
TOPIX Index	JPY	3/9/2023	42	6,278,300	6,374,294	95,994
Total unrealized appreciation						112,283
At January 31, 2023, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
10 Year U.S. Treasury Note	USD	3/22/2023	51	5,756,892	5,840,297	(83,405)
CAC 40 Index	EUR	2/17/2023	24	1,843,407	1,850,025	(6,618)
DAX Index	EUR	3/17/2023	31	12,352,320	12,784,725	(432,405)
S&P 500 E-Mini Index	USD	3/17/2023	25	5,031,523	5,112,500	(80,977)
Total unrealized depreciation						(603,405)
At January 31, 2023, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	3,639,906	CHF	3,343,692	2/28/2023	23,438	Citigroup, Inc.
EUR	50,226,476	USD	54,780,656	2/28/2023	77,830	JPMorgan Chase Securities, Inc.
Total unrealized appreciation					101,268

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
USD	576,655	AUD	810,107	2/28/2023	(4,198)	JPMorgan Chase Securities, Inc.
USD	7,852,399	JPY	1,015,236,035	2/28/2023	(23,125)	Citigroup, Inc.
USD	4,956,603	NOK	48,862,550	2/28/2023	(55,049)	Citigroup, Inc.
USD	1,152,011	EUR	1,056,451	2/28/2023	(1,406)	Citigroup, Inc.
Total unrealized depreciation					(83,778)
Currency Abbreviation(s)

AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro
JPY	Japanese Yen
NOK	Norwegian Krone
USD	United States Dollar

At January 31, 2023 the DWS Global Macro Fund had the following sector diversification:
Sector Diversification	Market Value ($)	As a % of Common Stocks and Corporate Bonds
Health Care	26,223,014	24%
Financials	19,677,638	18%
Information Technology	18,377,747	17%
Communication Services	17,020,893	16%
Industrials	9,278,223	9%
Utilities	6,831,279	6%
Consumer Staples	4,780,671	4%
Materials	3,003,746	3%
Real Estate	2,631,695	3%
Consumer Discretionary	402,682	0%
Total	108,227,588	100%
Sector diversification is subject to change.
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of January 31, 2023 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Canada	$279,251	$—	$—	$279,251
France	—	16,046,395	—	16,046,395
Germany	—	22,593,840	—	22,593,840
Ireland	2,369,515	—	—	2,369,515
Italy	—	1,040,124	—	1,040,124
Japan	—	6,975,536	—	6,975,536
Korea	—	1,734,989	—	1,734,989
Netherlands	—	4,245,819	—	4,245,819
Switzerland	—	5,132,162	—	5,132,162
Taiwan	—	368,759	—	368,759
United Kingdom	1,405,502	2,048,246	—	3,453,748
United States	30,911,569	—	—	30,911,569
Bonds (a)	—	60,099,931	—	60,099,931
Exchange-Traded Funds	13,140,158	5,660,675	—	18,800,833
Short-Term Investments (a)	22,531,437	—	—	22,531,437
Derivatives (b)
Futures Contracts	112,283	—	—	112,283
Forward Foreign Currency Contracts	—	101,268	—	101,268
Total	$70,749,715	$126,047,744	$—	$196,797,459

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(603,405)	$—	$—	$(603,405)
Forward Foreign Currency Contracts	—	(83,778)	—	(83,778)
Total	$(603,405)	$(83,778)	$—	$(687,183)

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

Derivatives
The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of January 31, 2023 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Forward Contracts	Futures Contracts
Equity Contracts	$ —	$ (424,006)
Interest Rate Contracts	$ —	$ (67,116)
Foreign Exchange Contracts	$ 17,490	$ —
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DGMF-PH1
R-080548-2 (1/25)